Cover	Nov. 09, 2026
Cover [Abstract]
Entity Registrant Name	Crexendo, Inc.
Entity Central Index Key	0001075736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-32277
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0591719
Entity Address Address Line 1	1225 West Washington St
Entity Address Address Line 2	Suite 213
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85288
City Area Code	602
Local Phone Number	714-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false